Balance Sheet Impact of Net Unrealized Gains on Securities (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities [Abstract]
Fixed maturities, Available for sale, Amortized Cost		$ 24,903	$ 21,820
Equity securities, Available for sale, Amortized Cost		489	340
Fixed maturities, Available for sale, Fair Value		25,486	23,101
Equity securities, Available for sale, Fair Value		486	386
Deferred policy acquisition costs		954	580	$ 748	$ 329
Annuity benefits accumulated		(26,622)	(23,492)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Unrealized gain, pretax		294	721
Deferred tax on unrealized gain		(103)	(252)
Unrealized gain, after tax (included in AOCI)	[1]	191	469	307	534
Fixed maturities [Member]
Available-for-sale Securities [Abstract]
Fixed maturities, Available for sale, Amortized Cost		24,903	21,820
Fixed maturities, Available for sale, Fair Value		25,486	23,101
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Unrealized gain, pretax		583	1,281
Equity securities [Member]
Available-for-sale Securities [Abstract]
Equity securities, Available for sale, Fair Value		486	386
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Unrealized gain, pretax		(3)	46
Deferred policy acquisition costs [Member]
Available-for-sale Securities [Abstract]
Deferred policy acquisition costs		954	580
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Unrealized gain, pretax		(233)	(525)
Annuity benefits accumulated [Member]
Available-for-sale Securities [Abstract]
Annuity benefits accumulated		(26,622)	(23,492)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Unrealized gain, pretax		(64)	(112)
Unearned Revenue (included in Other Liabilities) [Member]
Available-for-sale Securities [Abstract]
Unearned revenue (included in Other Liabilities)		(31)	(19)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Unrealized gain, pretax		11	31
Excluding Unrealized Gains [Member]
Available-for-sale Securities [Abstract]
Deferred policy acquisition costs		1,188	1,105	$ 1,084	$ 1,027
Excluding Unrealized Gains [Member] | Fixed maturities [Member]
Available-for-sale Securities [Abstract]
Fixed maturities, Available for sale, Amortized Cost		24,903	21,820
Excluding Unrealized Gains [Member] | Equity securities [Member]
Available-for-sale Securities [Abstract]
Equity securities, Available for sale, Amortized Cost		489	340
Excluding Unrealized Gains [Member] | Deferred policy acquisition costs [Member]
Available-for-sale Securities [Abstract]
Deferred policy acquisition costs		1,187	1,105
Excluding Unrealized Gains [Member] | Annuity benefits accumulated [Member]
Available-for-sale Securities [Abstract]
Annuity benefits accumulated		(26,558)	(23,380)
Excluding Unrealized Gains [Member] | Unearned Revenue (included in Other Liabilities) [Member]
Available-for-sale Securities [Abstract]
Unearned revenue (included in Other Liabilities)		$ (42)	$ (50)

[1]	Includes net unrealized gains of $33 million at December 31, 2015 compared to net unrealized gains of $37 million and $35 million at December 31, 2014 and 2013, respectively, related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.